For non-life portfolio, life portfolio and Health portfolio, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nonlife Insurance Contracts One [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	R$ (42,811)	R$ (32,277)
Insurance Life Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(32,636)	(26,390)
Insurance Health Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(167,181)	(137,890)
Gross amount arising from insurance contracts [member] | Nonlife Insurance Contracts One [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(42,995)	(32,441)
Gross amount arising from insurance contracts [member] | Insurance Life Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	(32,770)	(26,496)
Gross amount arising from insurance contracts [member] | Insurance Health Plans [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in reinsurance assets	R$ (167,181)	R$ (137,890)